Investments in Unconsolidated Entities	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Entities
Note 8 Investments in Unconsolidated Entities
Investments in unconsolidated entities consist of amounts invested in entities in which UScellular holds a noncontrolling interest. UScellular's Investments in unconsolidated entities are accounted for using either the equity method or measurement alternative method as shown in the table below. The carrying value of measurement alternative method investments represents cost minus any impairments plus or minus any observable price changes.

December 31,	2020	2019
(Dollars in millions)
Equity method investments:
Capital contributions, loans, advances and adjustments	$104	$105
Cumulative share of income	2,238	2,060
Cumulative share of distributions	(1,914)	(1,725)
Total equity method investments	428	440
Measurement alternative method investments	7	7
Total investments in unconsolidated entities	$435	$447
The following tables, which are based on unaudited information provided in part by third parties, summarize the combined assets, liabilities and equity, and results of operations of UScellular’s equity method investments:

December 31,	2020	2019
(Dollars in millions)
Assets
Current	$1,199	$1,477
Noncurrent	5,849	5,725
Total assets	$7,048	$7,202

Liabilities and Equity
Current liabilities	$643	$625
Noncurrent liabilities	1,112	1,119
Partners' capital and shareholders' equity	5,293	5,458
Total liabilities and equity	$7,048	$7,202

Year Ended December 31,	2020	2019	2018
(Dollars in millions)
Results of Operations
Revenues	$6,677	$6,903	$6,777
Operating expenses	4,733	5,022	4,965
Operating income	1,944	1,881	1,812
Other income (expense), net	16	(22)	11
Net income	$1,960	$1,859	$1,823